Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	INVESTMENT CO OF AMERICA
Central Index Key	0000051931
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
INVESTMENT CO OF AMERICA® | Class A
Prospectus:
Trading Symbol	AIVSX
INVESTMENT CO OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RICAX
INVESTMENT CO OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RICBX
INVESTMENT CO OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RICCX
INVESTMENT CO OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RICEX
INVESTMENT CO OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RICFX
INVESTMENT CO OF AMERICA® | Class C
Prospectus:
Trading Symbol	AICCX
INVESTMENT CO OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AICFX
INVESTMENT CO OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CICAX
INVESTMENT CO OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CICCX
INVESTMENT CO OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CICEX
INVESTMENT CO OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CICFX
INVESTMENT CO OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	ICAFX
INVESTMENT CO OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RICGX
INVESTMENT CO OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RIBEX
INVESTMENT CO OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RICHX
INVESTMENT CO OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FFICX
INVESTMENT CO OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TIACX
INVESTMENT CO OF AMERICA® | Class T
Prospectus:
Trading Symbol	TICAX